Bonds and money market funds (Tables)	12 Months Ended
Nov. 30, 2020
Text Block [Abstract]
Detailed Information About Bonds And Money Market Funds

	2020	2019

Bonds	$634	$5,246
Money market funds	7,397	7,337

	8,031	12,583

Current portion	(8,031)	(11,964)

Non-current portion	$-	$619